Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Capital commitments for purchase of plant and machinery, and leasehold improvement expected to be disbursed	$ 136